Long-Term Debt - Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2018	$ 66,838
2019	53,042
2020	53,042
2021	53,042
2022	63,212
Thereafter	186,574
Total	475,750	$ 605,012
2017 Credit Facility (i)
Debt Instrument [Line Items]
2018	66,510
2019	51,729
2020	51,729
2021	51,729
2022	51,729
Thereafter	186,574
Total	460,000
2015 Credit Facility (ii)
Debt Instrument [Line Items]
2018	328
2019	1,313
2020	1,313
2021	1,313
2022	11,483
Thereafter	0
Total	$ 15,750	$ 15,750